INVESTMENT IN JOINT VENTURE - Summarised financial information, Statement of financial position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Current Assets	$ 6,528,000	$ 11,911,000
Non-current assets	18,817,000	6,132,000
Current Liabilities	19,221,000	22,223,000
Non - Current Assets Liabilities	1,856,000	$ 503,000
Stock Subscription Receivable	1,900,000
THI
Disclosure of joint ventures [line items]
Current Assets	8,534,000
Non-current assets	9,910,000
Current Liabilities	4,172,000
Non - Current Assets Liabilities	1,537,000
Net Assets	$ 12,735,000